Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ 558,794	$ 2,376,915	$ (7,590,099)	$ (23,103,864)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	998,969	1,244,104	4,862,267	5,515,518
Stock compensation	191,634	229,502	1,138,585	1,379,080
Bad debt expense	73,000
Gain on sale of real estate assets, net	(172,096)	(4,453,968)	(5,444,792)	(3,426,572)
Gain on disposition of assets and liabilities, net	(3,416,501)
Net loss in Conduit Pharmaceuticals fair value marketable securities			188,287	17,925,723
Net loss (gain) in fair value marketable securities				560
Net (gain) loss in Conduit Pharmaceuticals fair value marketable securities	(1,985)	176,658
Impairment of goodwill and real estate assets	524,373	26,943	6,443,437	1,969,311
Employee Bonuses paid with CDT stock				172,421
Amortization of financing costs	53,987	68,923	281,245	351,291
Amortization of below-market leases	(1,243)	(1,022)	(4,753)	(4,641)
Straight-line rent adjustment	2,479	(84,822)	261,483	(152,722)
Changes in operating assets and liabilities:
Other assets	88,369	567,686	355,913	82,575
Deferred tax asset			75,257	48,117
Accounts payable and accrued liabilities	656,426	532,895	186,636	(1,001,301)
Deferred leasing costs	(72,834)	99,752	(148,148)	(502,946)
Accrued real estate taxes	(440,575)	(902,471)	(187,448)	19,390
Net cash provided by (used in) operating activities	(957,203)	(118,905)	417,870	(728,060)
Cash flows from investing activities:
Real estate acquisitions		(4,270,192)	(9,444,465)	(9,729,351)
Additions to buildings and tenant improvements	(165,817)	(568,555)	(2,703,012)	(2,273,726)
Investment in marketable securities				(2,362)
Proceeds from sale of marketable securities			13,990	105,206
Proceeds from sales of real estate, net	7,052,033	18,391,811	25,625,377	24,767,052
Net cash provided by investing activities	6,886,216	13,553,064	13,491,890	12,866,819
Cash flows from financing activities:
Proceeds from mortgage notes payable, net of issuance costs		2,979,052	18,942,396	22,272,291
Payment of debt issuance costs		(61,914)	(424,002)	(335,724)
Repayment of mortgage notes payable	(7,721,564)	(11,379,734)	(28,862,783)	(27,897,127)
Payment of deferred offering costs	(13,833)	(60,000)	(343,514)
Distributions to noncontrolling interests	(253,852)	(216,659)	(1,277,913)	(3,629,964)
Contributions from noncontrolling interests				200,000
Repurchase of Series D Preferred Stock, at cost		(194,972)	(344,503)	(40,910)
Dividends paid to Series D Preferred Stockholders	(190,220)	(579,575)	(2,295,607)	(2,236,696)
Net cash used in financing activities	(8,179,469)	(9,513,802)	(14,523,897)	(10,612,691)
Net (decrease) increase in cash equivalents and restricted cash	(2,250,456)	3,920,357	(614,137)	1,526,068
Cash, cash equivalents and restricted cash - beginning of period	7,422,359	8,036,496	8,036,496	6,510,428
Cash, cash equivalents and restricted cash - end of period	5,171,903	11,956,853	7,422,359	8,036,496
Supplemental disclosure of cash flow information:
Interest paid-mortgage notes payable	2,108,796	1,335,280	5,906,234	5,371,017
Income taxes paid	78,848	46,511	78,848	46,511
Non-cash investing activities:
Paid building and tenant improvements from prior year	(361,261)	(207,847)	(207,847)	(295,567)
Paid deferred offering costs from prior year	6,589
Private warrants from Conduit Pharmaceuticals				642,600
Non-cash financing activities:
Unpaid deferred offering costs	820		6,589
Unpaid building and tenant improvements	262,251		361,261	207,847
Dividends payable - Preferred Stock Series D		$ 192,232	190,220	194,784
Payment of accrued bonus to ex-CFO with CDT stock				124,357
Distribution of CDT stock to employees				172,421
Common Class A [Member]
Cash flows from financing activities:
Issuance of Stock, net of offering costs			1,667,120
Repurchase of Series A Common Stock, at cost			(1,585,091)	(140,416)
Series D Preferred Stock [Member]
Cash flows from financing activities:
Issuance of Stock, net of offering costs				$ 1,195,855